EQUITY INCENTIVE PLAN	6 Months Ended
Jun. 30, 2024
Equity Incentive Plan
EQUITY INCENTIVE PLAN

17. EQUITY INCENTIVE PLAN

In connection with the Business Combination, the Stockholders of the Company considered and approved the Forafric 2022 Long Term Employee Share Incentive Plan (the “Equity Incentive Plan”) which provides for the grant of awards, consisting of nominal cost options or phantom options to employees, directors and consultants of the Company or any of its subsidiaries. The maximum number of shares which may be the subject of awards under the Equity Incentive Plan may not exceed 10% of the issued share capital of the Company from time to time and the maximum number of shares reserved and available for issuance shall not exceed 2,645,684. No award can be exercised after the tenth anniversary of the date of grant. With the exception of certain special circumstances, an award can only be exercised while the award holder is employed or engaged by the Company or any of its subsidiaries. Subject to certain provisions, a vested award may be exercised in whole or in part at any time after its date of grant.

The following table summarizes all stock option activity for the period ended June 30, 2024:

	Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (thousands)
Outstanding as of December 31, 2023	64,705	$0.001	9.38	$685
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited/Expired	-	-	-	-
Outstanding as of June 30, 2024	64,705	$0.001	8.88	$690
Exercisable as of June 30, 2024	-	$-	-	$-

The weighted-average grant-date fair value of options granted during the period ended June 30, 2024, was $10.67.

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

(Continued)

As of June 30, 2024, the unrecognized compensation expense associated with the stock options is $407 and it will be recognized over 18 months from the end of June 30, 2024.

The grant date fair value of the stock options was estimated using the following assumptions:

Expected term	5 years
Volatility	62.39%
Expected dividend yield	0.00%
Risk-free interest rate	3.52%

The following table summarizes the phantom option activity for the period ended June 30, 2024:

	Phantom Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (thousands)
Outstanding as of December 31, 2023	53,613	$0.001	9.38	$568
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited/Expired	-	-	-	-
Outstanding as of June 30, 2024	53,613	$0.001	8.88	$572
Exercisable as of June 30, 2024	-	$-	-	$-

The weighted-average fair value of the phantom stock options for the period ended June 30, 2023 was $10.67. The liability for outstanding phantom stock options as of June 30, 2023 was $243 and is included in other liabilities in the consolidated balance sheet.

As of June 30, 2024, the unrecognized compensation expense associated with the phantom options is $325 and it will be recognized over 18 months from the end of June 30, 2024.

The fair value of the phantom options at June 30, 2023 was estimated using the following assumptions:

Expected term	5 years
Volatility	53.00%
Expected dividend yield	0.00%
Risk-free interest rate	4.33%